Material Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Material related party transactions
34	Material related party transactions

(a)	Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Mr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Grégoire de Franqueville	Non-Executive Director
Mr. Takao Asami	Non-Executive Director
Mr. David Tong Zhang	Independent Director
Ms. Huiping Yan	Independent Director
Mr. Yibing Xu	Former Non-Executive Director
Mr. Jingzhao Wan	Former Non-Executive Director
Mr. Ziping Kuang	Former Non-Executive Director
Mohamed Albadrsharif Shaikh Abubaker Alshateri	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd., Alliance Ventures, B.V. and Nissan Mobility Service Co., Ltd (collectively “Alliance affiliates”)	Affiliate of a shareholder
Zhengzhou Yutong Bus Co., Ltd.,
Zhengzhou Yutong Heavy Industry Co., Ltd.,
Yutong Heavy Equipment Co., Ltd.,
Zhengzhou Yutong Mining Equipment Co., Ltd, and Ourland Environmental Technical Ltd (collectively “Yutong affiliates”)
Affiliate of a shareholder
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (coll ecti vely “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

(b)	Key management personnel compensation

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Short-term employment benefits (excluding discretionary bonus)	22,461	18,191	15,575
Discretionary bonus	15,083	7,396	15,425
Contributions to defined contribution retirement plans	268	264	229
Share-based compensation expenses	82,410	621,172	973,975

	120,222	647,023	1,005,204

(c)	Other transactions with related parties
In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group entered into the following continuing material related party transactions during the years presented:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Sales of goods to:
Yutong affiliates	43,697	5,708	—
Alliance affiliates	1,276	4,510	2,840

	44,973	10,218	2,840

Service rendered to:
Alliance affiliates	7,647	14,898	15,053
Yutong affiliates	833	23,390	13,816
Yuji affiliates	603	—	528

	9,083	38,288	29,397

Purchases of goods or services from:
Yutong affiliates*	168,862	18,377	71,042
Yuji affiliates	30,274	111,532	90,055

	199,136	129,909	161,097

Payments made on behalf of customers to:
Yuji affiliates	—	34,848	65,238

	—	34,848	65,238

*
The Group sold and recognized goods purchased from Yutong affiliates for business operation in cost of goods sold in the amount of RMB111.7 million, RMB10.8 million and RMB 9.1 million for the years ended December 31, 2022, 2023 and 2024, respectively.

In addition, the Group entered into a share subscription agreement with one of Alliance affiliates in July 2024, who committed to subscribe shares of the Company as a cornerstone investor with an aggregate purchase price of USD97.0 million (equivalent to RMB689.6 million). The Company issued 18,774,194 Class A ordinary shares for cash consideration of USD5.17 each to the shareholder and collected the subscription consideration upon completion of the IPO.
In July 2024, the Company issued 80,544,159 ordinary shares to settle vested restricted shares held by certain management personnel and withheld 45,449,991 vested restricted share units to fund the withholding tax payable arising from the settlement of these vested restricted share units amounting to RMB394.2 million.

(d)	Balances with related parties

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	3,252	3,944
Yutong affiliates	26,218	11,880
Less: loss allowance	(2,547)	(2,707)

Trade receivables, net of loss allowance	26,923	13,117

Prepayments to:
Yutong affiliates	—	13,501

Prepayments to and amounts due from related parties	26,923	26,618

Trade related
Amounts due to related parties
Trade and other payables to:
Yutong affiliates	35,009	2,185
Yuji affiliates	42,393	7,265
Alliance affiliates	425	—

	77,827	9,450

As of December 31, 2023 and 2024, amounts due from related parties are unsecured, interest-free and repayable on demand.